Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation
S-K
under the Exchange Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the NEOs or how the Executive Organization & Compensation Committee evaluates the execution of its pay for performance philosophy and compensation decisions in light of Applied’s or any individual’s performance. For discussion of how the Executive Organization & Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 22.
The following tables and related disclosures provide information concerning (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO
Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 43, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

	Summary Compensation Table (SCT) Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1, 2)	Average SCT Total for Other NEOs ($) (1)	Average Compensation Actually Paid to Other NEOs ($) (1, 2)	Value of Initial Fixed $100 Investment Based On:			Adjusted EBITDA ($) (5)
Year					Company TSR ($)	Peer Group TSR ($) (3)	Net Income ($) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	7,699,136	16,367,092	1,540,738	2,788,148	388.90	254.78	414,525	618,159
2025	6,517,480	9,689,937	1,357,183	1,820,792	265.47	193.15	392,988	562,059
2024	6,276,998	13,971,455	1,330,511	2,461,405	220.05	164.43	385,762	553,315
2023	6,361,505	17,661,702	1,383,353	2,666,450	162.95	138.03	346,739	524,421
2022	5,840,834	8,823,200	1,353,747	1,776,726	107.05	96.96	257,414	408,949

(1)	Neil A. Schrimsher was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:
(i)	2026, 2025 and 2024 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, and Jason W. Vasquez
(ii)	2023 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, Jason W. Vasquez, and Fred D. Bauer.
(iii)	2022 – David K. Wells, Fred D. Bauer, Warren E. Hoffner, and Kurt W. Loring.
(2)
The tables below show the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO and our Other NEOs. These amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v).

PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2026	7,699,136	5,106,032	13,773,988	16,367,092
2025	6,517,480	4,338,278	7,510,735	9,689,937
2024	6,276,998	3,909,392	11,603,849	13,971,455
2023	6,361,505	3,489,746	14,789,943	17,661,702
2022	5,840,834	2,998,444	5,980,810	8,823,200

(i)	Represents the grant-date fair value of equity-based awards granted in each fiscal year presented, as shown in the “Stock Awards” and “Option Awards” columns of the SCT.
(ii)	Represents the value of equity calculated in accordance with Item 402(v) for each fiscal year presented.

  Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2026	1,540,738	720,993	1,968,403	2,788,148
2025	1,357,183	618,107	1,081,716	1,820,792
2024	1,330,511	577,877	1,708,771	2,461,405
2023	1,383,353	505,217	1,788,314	2,666,450
2022	1,353,747	453,345	876,324	1,776,726

(i)	Represents the grant-date fair value of equity-based awards granted in each fiscal year presented, as shown in the “Stock Awards” and “Option Awards” columns of the SCT.
(ii)	Represents the value of equity calculated in accordance with Item 402(v) for each fiscal year presented.
(3)
The peer group used in this disclosure is the Dow Jones US Industrial Suppliers Index (Peer Group), which is the same peer group used in Applied’s performance graph disclosed pursuant to Item 201(e) of Regulation
S-K
under the Exchange Act.

(4)	Net Income as reported in Applied’s Consolidated Statements of Income included in our Form 10-K.
(5)
Adjusted EBITDA for incentive programs, our company-selected measure, is the non-GAAP
financial performance measure from the tabular list of 2026 Most Important Performance Measures below which, in Applied’s assessment, is the most important performance measure for 2026 not otherwise included in the table above.

The amounts in the “Additions to SCT Total” in the tables above are derived from the amounts set forth in the following tables:
PEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2026	6,555,762	3,939,932	0	4,141,844	(897,598)	34,048	13,773,988
2025	5,148,018	2,303,934	0	301,267	(274,932)	32,448	7,510,735
2024	5,259,141	6,128,124	0	196,491	(30,157)	50,250	11,603,849
2023	5,594,983	8,560,805	0	634,155	0	0	14,789,943
2022	3,839,482	2,207,750	0	(81,162)	0	14,740	5,980,810

Non-PEO
NEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2026	924,200	588,141	0	570,329	(119,755)	5,488	1,968,403
2025	733,828	336,029	0	43,550	(36,787)	5,096	1,081,716
2024	779,623	907,146	0	19,923	(4,052)	6,131	1,708,771
2023	685,721	1,032,853	23,748	88,912	(42,920)	0	1,788,314
2022	575,457	311,053	0	(12,598)	0	2,412	876,324

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Neil A. Schrimsher was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:
(i)	2026, 2025 and 2024 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, and Jason W. Vasquez
(ii)	2023 – David K. Wells, Warren E. Hoffner, Kurt W. Loring, Jason W. Vasquez, and Fred D. Bauer.
(iii)	2022 – David K. Wells, Fred D. Bauer, Warren E. Hoffner, and Kurt W. Loring.

Peer Group Issuers, Footnote
(3)
The peer group used in this disclosure is the Dow Jones US Industrial Suppliers Index (Peer Group), which is the same peer group used in Applied’s performance graph disclosed pursuant to Item 201(e) of Regulation
S-K
under the Exchange Act.

PEO Total Compensation Amount	$ 7,699,136	$ 6,517,480	$ 6,276,998	$ 6,361,505	$ 5,840,834
PEO Actually Paid Compensation Amount	$ 16,367,092	9,689,937	13,971,455	17,661,702	8,823,200
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2026	7,699,136	5,106,032	13,773,988	16,367,092
2025	6,517,480	4,338,278	7,510,735	9,689,937
2024	6,276,998	3,909,392	11,603,849	13,971,455
2023	6,361,505	3,489,746	14,789,943	17,661,702
2022	5,840,834	2,998,444	5,980,810	8,823,200
PEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2026	6,555,762	3,939,932	0	4,141,844	(897,598)	34,048	13,773,988
2025	5,148,018	2,303,934	0	301,267	(274,932)	32,448	7,510,735
2024	5,259,141	6,128,124	0	196,491	(30,157)	50,250	11,603,849
2023	5,594,983	8,560,805	0	634,155	0	0	14,789,943
2022	3,839,482	2,207,750	0	(81,162)	0	14,740	5,980,810

Non-PEO NEO Average Total Compensation Amount	$ 1,540,738	1,357,183	1,330,511	1,383,353	1,353,747
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,788,148	1,820,792	2,461,405	2,666,450	1,776,726
Adjustment to Non-PEO NEO Compensation Footnote
  Average
Non-PEO
NEOs SCT Total to CAP Reconciliation

Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)
		(i)	(ii)
2026	1,540,738	720,993	1,968,403	2,788,148
2025	1,357,183	618,107	1,081,716	1,820,792
2024	1,330,511	577,877	1,708,771	2,461,405
2023	1,383,353	505,217	1,788,314	2,666,450
2022	1,353,747	453,345	876,324	1,776,726
Non-PEO
NEO Equity Award Detail

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2026	924,200	588,141	0	570,329	(119,755)	5,488	1,968,403
2025	733,828	336,029	0	43,550	(36,787)	5,096	1,081,716
2024	779,623	907,146	0	19,923	(4,052)	6,131	1,708,771
2023	685,721	1,032,853	23,748	88,912	(42,920)	0	1,788,314
2022	575,457	311,053	0	(12,598)	0	2,412	876,324

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR – The chart below compares the PEO’s and Non-PEO NEOs’ CAP values to the five-year TSR values for the Company and the Peer Group:
Compensation Actually Paid vs. Net Income	CAP versus Company Net Income – The chart below compares the PEO’s and Non-PEO NEOs’ CAP values to the Company’s Net Income:
Compensation Actually Paid vs. Company Selected Measure	CAP versus Company Adjusted EBITDA – The chart below compares the PEO’s and Non-PEO NEOs’ CAP values to the Company’s Adjusted EBITDA:
Total Shareholder Return Vs Peer Group	TSR: Company versus Peer Group – The Company’s five-year cumulative TSR compared to the five-year cumulative TSR of the Peer Group:
Tabular List, Table
The following table presents the financial performance measures that we consider to have been the most important in linking CAP to our PEO and Other NEOs with Company performance for fiscal year 2026, as further described in the Compensation Discussion and Analysis in the sections entitled “Annual Incentive Pay” and “Long-Term Incentives.” The measures in this table are not ranked.

Fiscal Year 2026 Most Important Performance Measures
Net Income
Adjusted EBITDA
Average Working Capital as a Percentage of Sales
ROA

Total Shareholder Return Amount	$ 388.9	265.47	220.05	162.95	107.05
Peer Group Total Shareholder Return Amount	254.78	193.15	164.43	138.03	96.96
Net Income (Loss)	$ 414,525	$ 392,988	$ 385,762	$ 346,739	$ 257,414
Company Selected Measure Amount	618,159	562,059	553,315	524,421	408,949
PEO Name	Neil A. Schrimsher
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA for incentive programs, our company-selected measure, is the non-GAAP
financial performance measure from the tabular list of 2026 Most Important Performance Measures below which, in Applied’s assessment, is the most important performance measure for 2026 not otherwise included in the table above.

Measure:: 3
Pay vs Performance Disclosure
Name	Average Working Capital as a Percentage of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	ROA
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,773,988	$ 7,510,735	$ 11,603,849	$ 14,789,943	$ 5,980,810
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,555,762	5,148,018	5,259,141	5,594,983	3,839,482
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,939,932	2,303,934	6,128,124	8,560,805	2,207,750
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,141,844	301,267	196,491	634,155	(81,162)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(897,598)	(274,932)	(30,157)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,048	32,448	50,250	0	14,740
PEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,106,032)	(4,338,278)	(3,909,392)	(3,489,746)	(2,998,444)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,968,403	1,081,716	1,708,771	1,788,314	876,324
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	924,200	733,828	779,623	685,721	575,457
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,141	336,029	907,146	1,032,853	311,053
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	23,748	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	570,329	43,550	19,923	88,912	(12,598)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,755)	(36,787)	(4,052)	(42,920)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,488	5,096	6,131	0	2,412
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (720,993)	$ (618,107)	$ (577,877)	$ (505,217)	$ (453,345)